Loans and Borrowings	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Loans and Borrowings
15.	Loans and Borrowings
As of December 31, 2024, 2023 and 2022, the terms and conditions of outstanding obligations are the following:

					Outstanding balances
					2024		2023		2022
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Entity
Banco Davivienda	Bank loan			COP
		2025	45.930%		5	5	5	5	—	—
	Government guaranteed loan	2025	IBR + 1.500%		1,442	1,357	5,170	4,507	8,503	6,944
		2029	IBR + 1.500%		701	667	1,959	1,734	2,549	2,201
		2025	IBR + 5.550%		11,842	8,721	17,167	11,108	15,929	9,601
			IBR + 3.500%		1,516	1,435	4,079	3,546	5,478	4,497
		2027	IBR + 3.750%		13,299	11,633	24,286	19,086	26,510	19,789
		2028	IBR + 6.800%		11,791	8,958	18,498	12,568	—	—
		2025	IBR + 5.200%		2,272	2,194	—	—	—	—
			IBR + 4.700%		1,120	1,072	—	—	—	—
	Bank loan		IBR + 4.500%		2,920	2,735	—	—	—	—
			IBR + 3.500%		2,392	2,142	—	—	—	—
			IBR + 4.600%		836	787	—	—	—	—
					2,764	2,574	—	—	—	—
		2026	IBR + 3.500%		1,511	1,402	—	—	—	—
					1,302	1,196	—	—	—	—
Banco de Bogotá	Bank loan	2025	IBR + 7.000%	COP	2,350	2,024	1,300	1,228	—	—
		2026	IBR + 5.500%		6,710	5,935	13,884	11,181	—	—
		2025	46.230%		20	20	2	2	15	15
					8	8	3	3	4	4
			IBR + 2.200%		—	—	—	—	11,289	11,032
			IBR + 1.680%		544	530	—	—	—	—
			IBR + 4.000%		—	—	183	175	1,345	1,289
Banco de Occidente	Bank loan	2024	38.520%		—	—	3	3	4	4
		2025	IBR + 1,620%		285	280	—	—	—	—
			IBR + 2.330%		220	216	—	—	—	—
			IBR + 2,970%		2,362	2,086	—	—	—	—
		2024	IBR + 3,730%		—	—	3,921	3,350	—	—
		2028	IBR + 4.990%		2,141	1,631	3,317	2,328	—	—

					Outstanding balances
					2024		2023		2022
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Bancolombia		2025	46.210%	COP	24	24	6	6	26	26
					—	—	3	3	3	3
					2	2	10	10	3	3
					5	5	2	2	3	3
			2.910%		—	—	—	—	265	263
			IBR + 4.210%		—	—	—	—	2,257	2,029
			IBR + 4.620%		—	—	—	—	2,450	2,189
			IBR+ 5.520%		—	—	—	—	2,746	2,437
		2026	DT F+ 3.010%		—	—	—	—	2,311	2,094
	Bank loan	2033	IBR + 3.2 0%		2,847	2,727	—	—	—	—
			IBR + 6.400%		8,819	4,753	11,599	5,936	—	—
		2026	IBR + 2.920%		4,599	4,277	—	—	—	—
		2025	IBR + 2.900%		4,391	4,304	—	—	—	—
			IBR + 3,300%		5,149	4,720	—	—	—	—
			IBR + 2.024%		2,807	2,732	—	—	—	—
		2024	IBR + 6.430%		—	—	9,057	7,952	—	—
		2025	39.640%		3	3	1	1	—	—
			IBR + 6.672%		—	—	6,017	5,272	—	—
		2025	IBR + 7.040%		—	—	6,130	4,854	—	—
		2024	IBR + 6.600%		—	—	1,576	1,483	—	—
		2026	DTF+3.010%		1,264	1,086	2,353	1,883	—	—
		2025	33.08%		2	2	—	—	—	—
	Other financing	2033	DTF+3.950%		75,582	36,437	93,317	42,390	47,569	33,616
Banco Citibank Colombia	Bank loan	2023	12.310%	COP	—	—	—	—	11,323	10,686
			15.080%		—	—	—	—	10,693	9,953
		2025	15.320%		32,823	30,812	12,841	11,964	—	—
			15.370%		10,641	10,641	35,979	34,119	—	—
			14.630%		11,352	10,630	12,521	11,793	—	—
					12,380	11,626	—	—	—	—
			12.600%		18,521	17,457	13,963	13,049	—	—
Itaú Corpbanca Colombia S.A.	Bank loan	2025	45.240%	COP	9	9	75	75	55	55
		2024	8.640%		—	—	4,197	3,862	3,434	3,158
			IBR + 3.650%		—	—	—	—	17,111	16,008
		2035	IBR + 3,490%		56,151	44,747	66,588	51,449	57,098	42,224
Boston Scientific Colombia lt		2028	10.780%		1,574	1,279	2,139	1,646	2,045	1,425
JP Morgan Bank		2023	SOFR + 4.000%	US$	—	—	—	—	214,827	212,263
Banco de Crédito del Perú	Bank loan	2024	9.700%	S/	—	—	13,106	12,648	—	—
			6.930%	US$	—	—	15,367	15,301	—	—
		2023	8.480%	US$	—	—	—	—	14,932	14,565
		2025	7.850%	US$	15,368	15,124	—	—	—	—
			7.200%	S/	16,274	16,025	—	—	—	—
	Government guaranteed loan	2023	0.890%	S/	—	—	—	—	45	38
			1.990%		—	—	—	—	61	53

					Outstanding balances
					2024		2023		2022
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Scotiabank Perú S.A.A.	Bank loan	2024	8.500%	S /	—	—	61,700	60,307	—	—
			8.700%		—	—	41,126	40,126	—	—
		2023	4.200%	US $	—	—	—	—	105,541	102,232
	Other financing	2027	6.300%	S /	60,472	52,804	73,234	61,694	85,995	70,054
	Bank loan	2025	5.900%		20,374	20,137	—	—	—	—
			6.000%		20,392	20,270	—	—	—	—
			6.230%		40,814	40,711	—	—	—	—
			5.950%		20,389	20,203	—	—	—	—
Banco BBVA Continental	Bank loan	2024	7.500%		—	—	—	—	19,293	19,285
		2025	6.500%		20,620	20,246	—	—	—	—
			8.200%		9,570	9,524	—	—	—	—
			6.530%		9,289	9,065	—	—	—	—
			6.950%	US $	—	—	9,605	9,578	—	—
Banco ITAU		2024	4.850%	US $	—	—	—	—	72,141	71,196
Banco Interamericano de Finanzas			6.000%		—	—	—	—	15,586	15,558
			8.450%	S /	—	—	9,376	9,201	—	—
			7.610%	US $	—	—	7,520	7,464	—	—
			8.150%	S /	—	—	5,204	5,094	—	—
			8.300%		—	—	8,530	8,373	—	—
			7.200%		—	—	—	—	15,647	15,356
		2025	6.650%	S /	8,262	8,212	—	—	—	—
			6.200%		10,718	10,566	—	—	—	—
Banco Internacional del Perú S.A.A.		2024	7.750%	US $	—	—	7,714	7,656	—	—
			7.380%		—	—	7,700	7,670	—	—
			6.000%		—	—	—	—	15,598	15,366
			6.830%	S /	8,269	8,252	—	—	—	—
	Bank loan	2025	5.950%		8,196	8,081	—	—	—	—
Banco Pichincha		2024	7.350%		—	—	29,851	29,650	20,470	20,381
		2025	6.100%		14,209	14,174	—	—	—	—
			5.900%		16,222	16,054	—	—	—	—
Banco Citibank		2024	6.400%	US $	—	—	—	—	32,326	31,913
			5.790%		—	—	—	—	18,471	18,382
			10.060%	S /	—	—	31,383	30,285	—	—
			9.650%		—	—	—	—	9,120	8,950
		2025	8.800%		20,776	20,517	—	—	—	—
			8.380%	US $	39,121	37,818	—	—	—	—

					Outstanding balances
					2024		2023		2022
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Banco GNB	Bank loan	2025	5.900%	S /	9,683	9,559
Banco Santander México, HSBC Mexico, Multiva and Genaro Levinson Marcovich	Loan	2023	TIIE + 6.50%	MXN	—	—	—	—	1,605,436	1,392,127
BBVA Bancomer	Bank loan		TIIE + 0.900%		—	—	—	—	14,768	13,754
Secured bonds issues	Senior notes	2025	6.500%	US $	—	—	237,560	210,837	1,369,470	1,145,626
		2029	10.000%		1,757,784	1,187,816	1,503,087	942,766	—	—
Banco Santander México, HSBC and Citibank	Bank loan	2028	SOFR + 4.875%	US $	608,680	462,665	642,769	454,486	—	—
			TIIE + 4.500%	MXN	1,816,554	1,221,939	1,839,540	1,125,742	—	—
			SOFR + 4.875%	US $	143,341	109,120	640,706	454,131	—	—
HSBC México	Bank loan	2025	12.430%	MXN	33,873	33,011	—	—	—	—

Total					5,048,548	3,619,774	5,557,229	3,761,582	3,860,745	3,348,647

Current						654,233	—	385,300	—	2,040,980

Non-current						2,965,541	—	3,376,282	—	1,307,667

DTF: Term deposit rate
IBR: Bank reference indicator
TIIE: Interbank equilibrium interest rate
SOFR: Secured Overnight Financing Rate

(a)	Bank loans with covenants
Senior Notes
On November 20, 2020, Auna S.A. successfully issued US$ 300 million in senior notes in the international market, under Rule 144A and Regulation S of the United States Securities Act of 1933, for a maturity of 5 years with an annual interest rate of 6.50 percent.
The amount collected from senior notes issued was used to pay the existing financial debt, re-profile
the current and
non-current
liabilities and finance future investments in fixed assets.
As of December 31, 2022, the senior notes have qualitative and quantitative covenants calculated based on the Group’s consolidated financial statements.
Since November 20, 2020 (the “Issue Date”), the Group has to comply with the following covenants when planning to incur new indebtedness:

•
The Net Leverage Ratio for the Issuer and its Restricted Subsidiaries on a consolidated basis is less than (i) 5:00 to 1:00, if such Incurrence of Indebtedness occurs before the first anniversary of the Issue Date; (ii)
4:50
to 1:00, if such Incurrence of Indebtedness occurs on or after the first anniversary of the Issue Date but before the second anniversary of the Issue Date; (iii)
4:25
to 1:00, if such Incurrence of Indebtedness occurs on or after the second anniversary of the Issue Date but before the third anniversary of the Issue Date and (iv) 3.75 to 1.00, if such Incurrence of Indebtedness occurs on or after the third anniversary of the Issue Date; and

•	The Interest Coverage Ratio for the Issuer and its Restricted Subsidiaries on a consolidated basis is at least 2.25 to 1.00.
On December 18, 2023, the Group issued US$ 253.0 million aggregate principal amount of the 2029 Notes in exchange for US$ 243.4 million aggregate principal amount of 2025 Senior Notes, which were paid upon the Exchange. The Group did not receive any cash proceeds from the issuance of the 2029 Senior Notes. The new senior notes have an interest rate of 10.00% per year, payable semiannually and due on December 18, 2029. Following the closing of the Exchange, US$ 56.6 million aggregate principal amount of 2025 Senior Notes did not accept the exchange and its terms remain unchanged. The transaction costs incurred in relation to the exchange amounted to S/ 62,193 thousand (equivalent to US$ 16,571 thousand) (note 24).
As a result of the aforementioned exchange, since December 18, 2023 (the “Issue Date”), the Group has to comply with the foll owi
ng covenants when planning to incur new indebtedness:

•
The Net Leverage Ratio for the Issuer and its Restricted Subsidiaries on a consolidated basis is less than (i)
4:75
to 1:00, if such Incurrence of Indebtedness occurs before the first anniversary of the Issue Date; (ii)
4:25
to 1:00, if such Incurrence of Indebtedness occurs on or after the first anniversary of the Issue Date but before the second anniversary of the Issue Date; and (iii) 3.75 to 1.00, if such Incurrence of Indebtedness occurs on or after the second anniversary of the Issue Date; and

•
The Interest Coverage Ratio for the Issuer and its Restricted Subsidiaries on a consolidated basis is at least i) 1.50 to 1.00, if such Incurrence of Indebtedness occurs on or before September 30, 2024; (ii)
1:75
to 1:00, if such Incurrence of Indebtedness occurs on or before September 30, 2025; and (iii) 2.25 to 1.00, if such Incurrence of Indebtedness occurs after September 30, 2025

On December 18, 2024, the Group issued US$ 57.8 million aggregate principal amount of the 2029 Notes in exchange for US$ 56.6 million aggregate principal amount of 2025 Senior Notes, which were paid upon. The Group received cash proceeds from the issuance of the 2029 Senior Notes to S/ 11,047 thousand (equivalent to US$ 2,949 thousand). The new senior notes have an interest rate of 10.00% per year, payable semiannually and due on December 18, 2029.The transaction costs incurred in relation to the exchange amounted to S/ 5,595 thousand (equivalent to US$ 1,494 thousand) (note 24).
As of December 31, 2024, the Group is in compliance with the covenants above indicated.
JPMorgan Bank
On April 20, 2022, the Group signed a loan agreement with JPMorgan Chase Bank, S.A. (hereinafter, “JPMorgan”) through the subsidiary Auna Colombia for an amount of S/ 205,628 thousand (equivalent to US$ 55,500 thousand). Such a loan matures in April 2023 and bears interest at the SOFR rate + 400 bps
(1-3
months), 450 bps
(4-6
months), 500 bps
(7-9
months) and 600 bps
(10-12
months).
The loan was used to acquire the shares of Oncomedica S.A. (note 1.C.ii). The transaction costs incurred in relation to the loan amounted to S/ 6,545 thousand (equivalent to US$ 1,709 thousand) and are presented net of debt and amortized using the effective interest rate method.
This agreement has quantitative covenants calculated based on the consolidated financial statements of Auna S.A. and its subsidiaries. On September 30, 2022, the Group signed an addendum with JPMorgan Bank and updated the quantitative covenants. As of December 31, 2022, the Group complies with the quantitative terms of the following covenants:

•
The consolidated leverage ratio is less than (i) 5.50 to 1.00 for the quarter ending September 30, 2022, (ii) 5.00 to 1.00 for the quarter ending December 31, 2022 and (iii) 4.75 to 1.00 for the quarter ending March 31, 2023.

•	The consolidated interest coverage ratio is at least 2.25 to 1.00 for the end of each quarter.
In April 2023, the loan was paid and did not generate penalties.
Banco Santander México, HSBC México, Multiva and Genaro Levinson Marcovich
On September 30, 2022, the Group signed a loan agreement with Banco Santander, HSBC México and Genaro Levinson Marcovich through its subsidiaries Grupo Salud Auna México, S.A. de C.V, Hospital y Clínica OCA, S.A. de C.V. and DRJ Inmuebles, S.A. de C.V. for an amount of S/ 1,338,927 thousand. The loan amounted to S/ 1,338,927 thousand and matured in October 2023, and was used to acquire the shares of Hospital y Clínica OCA, S.A. de C.V., DRJ Inmuebles, S.A. de C.V., Inmuebles JRD 2000, S.A. de C.V. and Tovleja HG, S.A. The transaction costs incurred in relation to the loan amounted to S/ 46,118 thousand and are presented net of debt and amortized using the effective interest rate method.
This agreement had quantitative covenants calculated based on the consolidated financial statements of Auna S.A. and its subsidiaries. As of December 31, 2022, the Group complied with the quantitative terms of the following covenants:
The consolidated leverage ratio is less than (i) 5.00 to 1.00 for the quarter ending December 31, 2022 and (ii) 4.75 to 1.00 for the quarter ending March 31, 2023 and as of the end of each fiscal quarter thereafter.
The consolidated interest coverage ratio is at least 2.25 to 1.00 for the end of each quarter.
As of December 31, 2022, the Group was in compliance with the covenants above indicated.
On April 11, 2023, this loan was
pre-paid
by the Group with the resources obtained from the Notes Purchase Agreement. As a result of prepayment, the Group recorded a write-off
of the remaining debt issuance costs of S/ 19,434 thousand. These expenses are presented in “finance costs” as interest expenses in the consolidated statement of profit or loss and other comprehensive income (note 24).
Notes Purchase Agreement
On April 11, 2023, the Group signed a Notes Purchase Agreement through Auna S.A. and the subsidiary Grupo Salud Auna México, S.A. de C.V. for an amount of S/ 1,920,456 thousand (equivalent to US$ 505,000 thousand). The transaction costs incurred in relation to the loan amounted to S/ 64,370 thousand (equivalent to US$ 17,202 thousand) and are presented net of debt.
The loan was used to pay existing financial debt and reshape the current and non-current
liabilities.
This agreement has quantitative covenants calculated based on the consolidated financial statements of Auna S.A. and its subsidiaries. As of September 30, 2023, the Group complies with the quantitative terms of the following covenants:

•
The consolidated leverage ratio to be less than (i) 5.25:1.0 as of December 31, 2022, March 31, 2023, June 30, 2023 and September 30, 2023, (ii) 4.75:1.00 as of December 31, 2023, March 31, 2024, June 30, 2024 and September 30, 2024 and (iii) 4.25:1.00 as of December 31, 2024, and as of the end of each fiscal quarter thereafter, in each case calculated for the period of four fiscal quarters ending on each such date.

•
The consolidated interest coverage ratio is at least (i) 1.50:1.0 as of the end of each fiscal quarter of the fiscal year ending on December 31, 2023, (ii) 1.75:1.00 as of the end of each fiscal quarter of the fiscal year ending on December 31, 2024 and (iii) 2.25:1.00 as of the end of each fiscal quarter of the fiscal year ending on December 31, 2025, and as of the end of each fiscal quarter thereafter, in each case calculated for the period of four fiscal quarters ending on each such date.

•
The minimum net worth shall not permit, as of the end of each fiscal quarter, that the total assets minus the total liabilities of any subsidiary of Auna Colombia S.A.S. that is an “institución prestadora de servicios de salud” to be less than 50% of the paid-in
capital of such subsidiary.

On December 18, 2023, the loan amounting to S/ 1,920,456 thousand and maturing in April 2028 was pre-paid
by the Group with the resources obtained from the Term Loan. As a result of prepayment, the Group recorded a penalty of S/ 53,285 thousand and recorded a write-off
of the remaining debt issuance costs of S/ 56,969. These expenses are presented in “finance costs” in the consolidated statement of profit or loss and other comprehensive income (note 24).

Term Loan
On December 18, 2023, the Group signed a Term Loan through Auna S.A. and the subsidiary Grupo Salud Auna México, S.A. de C.V. for an amount of S/ 1,617,116 thousand (equivalent to US$ 250,000 thousand and MXN 5,230,440 thousand). The transaction costs incurred in relation to the loan amounted to S/ 48,837 thousand (equivalent to US$ 12,889 thousand) and are presented net of debt.
The loan was used to pay existing financial debt and reshape the current and non-current
liabilities.
This agreement has quantitative covenants calculated based on the consolidated financial statements of Auna S.A. and its subsidiaries. As of December 31, 2023, the Group complies with the quantitative terms of the following covenants:

•
The consolidated leverage ratio is less than (i) 4.75:1.00 for the fiscal quarters ending December 31, 2023, March 31, 2024, June 30, 2024 and September 30, 2024, (ii) 4.25:1.00 for the fiscal quarters ending December 31, 2024, March 31, 2025, June 30, 2025 and September 30, 2025, (iii)
3.75
:
1.00
for the fiscal quarters ending December 31, 2025, March 31, 2026, June 30, 2026 and September 30, 2026 and (iv)
3.25
:
1.00
for the fiscal quarter ending December 31, 2026 and as of the end of each fiscal quarter thereafter.

•
The consolidated interest coverage ratio is greater than (i) 1.50:1.00 for the fiscal quarters ending December 31, 2023, March 31, 2024, June 30, 2024 and September 30, 2024, (ii) 1.75:1.00 for the fiscal quarters ending December 31, 2024, March 31, 2025, June 30, 2025 and September 30, 2025 and (iii)
2.25
:
1.00
for the fiscal quarter ending December 31, 2025 and as of the end of each fiscal quarter thereafter.

In March 2024, the Group completed a syndication process for US$ 550 million with the participation of Banco Santander México, HSBC, and Citibank as “Joint Lead Arrangers and Joint Bookrunners” and a group of banks as lenders.
As of December 31, 2024, the Group is in compliance with the covenants above indicated.
Other financing with Scotiabank Perú S.A.A.
This corresponds to a financing agreement with Scotiabank for a credit line of S/ 70 million maturing in February 2027, and which is used for the construction of the ongoing project “Clínica Chiclayo”. In October 2021, the credit line extended to S/ 77 million. As of December 31, 2024, the credit line used net of the transaction cost amounted to S/ 52,804 thousand (S/ 61,694 thousand as of December 31, 2023 and S/ 70,054 thousand as of December 31, 2022). In the month of November 2020, the modifications of compliance with the agreements were approved as indicated below:

•	Maintain a debt service ratio equal to or greater than 1.2x.

•
Maintain a consolidated leverage ratio, defined as the ratio of our net debt / EBITDA, less than or equal to 5.00x between December 1, 2020 and December 1, 2021, 4.5x between December 1, 2021 and December 1, 2022, 4.25x between December 1, 2022 and December 1, 2023 and 3.75x from December 1, 2023 onwards.

•	Maintain an interest coverage ratio equal to or greater than 2.25x from December 1, 2020 onwards.

On June 30, 2021, the Group signed an addendum with Scotiabank replacing the compliance of the covenants aforementioned as indicated below:

•	Maintain a debt service ratio equal to or greater than 1.2x.
As of December 31, 2024, the Group is in compliance with the covenants above indicated.
The Group expects to comply with the quarterly covenants for at least 12 months after the reporting date.

(b)	Reconciliation of movement in liabilities to cash flows arising from financing activities:

In thousands of soles	Financial loan	Deferred income	Lease liabilities	Derivatives premiums payable	Accounts payable related with exchange	Share capital/ premium	Retained earnings (losses)	Translation reserve	Merge reserve	Non- controlling interest	Total
Balance as of January 1, 2024	3,761,582	619	158,045	157,896	21,735	8,820	(366,899)	140,066	1,626,411	311,281	5,819,556
Changes in cash flows from financing
Proceeds from issuance of common stock in initial public offering, net of issuance costs	—	—	—	—	—	1,267,794	—	—	—	—	1,267,794
Payments of initial public offering costs	—	—	—	—	—	(15,908)	—	—	—	—	(15,908)
Proceeds from loans and borrowings	1,239,486	—	—	—	—	—	—	—	—	—	1,239,486
Payment for borrowings from financial obligations	(1,125,622)	—	—	—	—	—	—	—	—	—	(1,125,622)
Payment for costs of Extinguishment of debt	—	—	—	—	(16,607)	—	—	—	—	—	(16,607)
Payment of lease liabilities	—	—	(45,593)	—	—	—	—	—	—	—	(45,593)
Trust funds	—	—	—	—	—	—	—	—	—	—	—
Interest paid	(450,982)	—	—	—	—	—	—	—	—	—	(450,982)
Penalty paid for debt prepayment	—	—	—	—	—	—	—	—	—	—	—
Acquisition of non-controlling interest	—	—	—	—	—	—	—	18,909	(1,076,628)	(159,910)	(1,217,629)
Dividends paid	—	—	—	—	—	—	—	—	—	—	—
Payment for derivatives premiums	—	—	—	(50,705)	—	—	—	—	—	—	(50,705)

Total changes from financing cash flows	(337,118)	—	(45,593)	(50,705)	(16,607)	1,251,886	—	18,909	(1,076,628)	(159,910)	(415,766)

Effect of changes in foreign exchange rates	(268,512)	(48)	(4,256)	(4,201)	—	—	—	(391,745)	—	—	(668,762)

Changes arising from obtaining control of new subsidiaries	—	—	—	—	—	—	—	—	—	—	—

Changes in fair value	—	—	—	—	—	—	—	—	—	—	—
Total equity-related other changes	—	—	—	—	—	(34,733)	93,366	—	125,106	(5,647)	178,092

Other changes
Assets acquired through new leases	—	—	26,837	—	—	—	—	—	—	—	26,837
Acquisition of derivative with premiums financing	—	—	—	60,957	—	—	—	—	—	—	60,957
Lease contracts cancelled	—	—	—	—	—	—	—	—	—	—	—
Debt exchange	5,595	—	—	—	—	—	—	—	—	—	5,595
Interest expense	459,157	(256)	12,855	7,451	—	—	—	—	—	—	479,207
Transaction costs related to loans and borrowings	(930)	—	—	—	—	—	—	—	—	—	(930)
Unwind of derivative financial instruments net of premiums payable	—	—	—	(85,549)	—	—	—	—	—	—	(85,549)

Balance as of December 31, 2024	3,619,774	315	147,888	85,849	5,128	1,225,973	(273,533)	(232,770)	674,889	145,724	5,399,237

In thousands of soles	Financial loan	Deferred income	Lease liabilities	Derivatives premiums payable	Trust funds	Share capital/ premium	Retained earnings (losses)	Merge reserve	Non-controlling interest	Total
Balance as of January 1, 2023	3,348,647	880	162,922	75,375	(96,674)	622,592	(90,982)	699,333	493,082	5,215,175
Changes in cash flows from financing
Proceeds from loans and borrowings	4,871,380	—	—	—	—	—	—	—	—	4,871,380
Payment for borrowings from financial obligations	(4,520,827)	—	—	—	—	—	—	—	—	(4,520,827)
Payment of lease liabilities	—	—	(42,530)	—	—	—	—	—	—	(42,530)
Trust funds	—	—	—	—	94,539	—	—	—	—	94,539
Interest paid	(566,774)	—	—	—	—	—	—	—	—	(566,774)
Penalty paid for debt prepayment	(53,285)	—	—	—	—	—	—	—	—	(53,285)
Contributions from non-controlling shareholder	—	—	—	—	—	—	—	(1,016)	1,032	16
Dividends paid	—	—	—	—	—	—	—	—	(6,841)	(6,841)
Payment for derivatives premiums	—	—	—	(51,141)	—	—	—	—	—	(51,141)

Total changes from financing cash flows	(269,506)	—	(42,530)	(51,141)	94,539	—	—	(1,016)	(5,809)	(275,463)

Effect of changes in foreign exchange rates	81,760	(7)	6,129	5,237	3,172	—	—	—	—	96,291

Changes arising from obtaining control of new subsidiaries	—	—	—	—	—	—	—	—	—	—

Changes in fair value	—	—	—	—	—	—	—	—	—	—
Total equity-related other changes	—	—	—	—	—	(613,772)	(275,917)	928,094	(175,992)	(137,587)

Other changes
Assets acquired through new leases	—	—	18,233	—	—	—	—	—	—	18,233
Acquisition of derivative with premiums financing	—	—	—	124,349	—	—	—	—	—	124,349
Lease contracts cancelled	—	—	(174)	—	—	—	—	—	—	(174)
Debt exchange	40,581	—	—	—	—	—	—	—	—	40,581
Interest expense	507,198	(254)	13,465	4,076	(1,037)	—	—	—	—	523,448
Transaction costs related to loans and borrowings	(383)	—	—	—	—	—	—	—	—	(383)
Financial debt prepayment penalty	53,285	—	—	—	—	—	—	—	—	53,285

Balance as of December 31, 2023	3,761,582	619	158,045	157,896	—	8,820	(366,899)	1,626,411	311,281	5,657,755

In thousands of soles	Financial loan	Deferred income	Lease liabilities	Derivatives premiums payable	Share capital/ premium	Retained earnings (losses)	Merge reserve	Non- controlling interest	Total
Balance as of January 1, 2022	1,352,444	692	140,583	50,366	622,592	(45,490)	(79,764)	50,094	2,091,517
Changes in cash flows from financing
Proceeds from contributions from non-controlling shareholder	—	—	—	—	—	—	960,679	391,931	1,352,610
Proceeds from loans and borrowings	2,287,819	—	—	—	—	—	—	—	2,287,819
Payment for borrowings from financial obligations	(340,113)	—	—	—	—	—	—	—	(340,113)
Payment of lease liabilities	—	—	(34,758)	—	—	—	—	—	(34,758)
Interest paid	(108,303)	—	—	—	—	—	—	—	(108,303)
Penalty paid for debt prepayment	—	—	(9)	—	—	—	—	—	(9)
Payment for derivatives premiums	—	—	—	(26,461)	—	—	—	—	(26,461)

Total changes from financing cash flows	1,839,403	—	(34,767)	(26,461)	—	—	960,679	391,931	3,130,785

Effect of changes in foreign exchange rates	(99,192)	(128)	(11,664)	—	—	—	—	—	(110,984)

Changes arising from obtaining control of new subsidiaries	62,270	—	21,551	—	—	—	(161,915)	73,901	(4,193)

Changes in fair value	(620)	620	—	—	—	—	—	—	—
Total equity-related other changes	—	—	—	—	—	(95,872)	(9,216)	(33,586)	(138,674)

Other changes
Assets acquired through new leases	—	—	36,617	—	—	—	—	—	36,617
Acquisition of derivative with premiums financing	—	—	—	49,476	—	—	—	—	49,476
Lease contracts cancelled	—	—	(1,231)	—	—	—	—	—	(1,231)
Interest expense	194,363	(304)	11,824	1,994	—	—	—	—	207,877
Transaction costs related to loans and borrowings	(21)	—	—	—	—	—	—	—	(21)
Financial debt prepayment penalty	—	—	9	—	—	—	—	—	9

Balance as of December 31, 2022	3,348,647	880	162,922	75,375	622,592	(141,362)	709,784	482,340	5,261,178